Financial assets at fair value through the income statement - Disclosure of credit risk of loans and advances designated at fair value and related credit derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit derivatives | Derivatives
Disclosure of financial assets [line items]
Value mitigated by related credit derivatives	£ 613	£ 855
Changes in fair value during the year ended	(5)	(1)
Cumulative changes in fair value from inception	(5)	(1)
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Loans and advances designated at fair value, attributable to credit risk	3,081	3,658
Changes in fair value during the year ended	3	10
Cumulative changes in fair value from inception	£ (3)	£ (9)